SCHEDULE OF FAIR VALUE OF PLAN ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Severance Payment Net
Balance at beginning of year	$ (361)	$ (374)
Expected return	23	24
Net actuarial loss (gain)
Contributions by employer	1	(11)
Balance at end of year	$ (337)	$ (361)